UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:  38,734
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                   Name
--------------------                   -----

(1)  028-10548                         SLS Offshore Fund, Ltd.
(2)  028-13248                         SLS Investors, LP


                                                    FORM 13F INFORMATION TABLE
                                                       SLS MANAGEMENT, LLC


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               ---------------   ------      --------- -------- ---------  ----------- --------- -----   ------- -----
AMERICAN AXLE & MFG HLDGS IN  COM               024061103   5,250    582,049   SH            SOLE     NONE      582,049
BARCLAYS BK PLC               IPATH S&P ST ETN  06740C527   1,707     98,700   SH            SOLE     NONE       98,700
CF INDS HLDGS INC             COM               125269100   2,407     25,200   SH            SOLE     NONE       25,200
DELTA AIR LINES INC DEL       COM NEW           247361702   1,951    167,600   SH            SOLE     NONE      167,600
FORD MTR CO DEL               COM PAR $0.01     345370860   2,103    171,800   SH            SOLE     NONE      171,800
GLOBALSTAR INC                COM               378973408   1,605    922,321   SH            SOLE     NONE      922,321
HEWITT ASSOCS INC             COM               42822Q100   1,885     37,385   SH            SOLE     NONE       37,385
HUNTSMAN CORP                 COM               447011107   1,414    122,300   SH            SOLE     NONE      122,300
LEAR CORP                     COM NEW           521865204   1,184     15,000   SH            SOLE     NONE       15,000
LINCOLN NATL CORP IND         COM               534187109   1,634     68,300   SH            SOLE     NONE       68,300
MEDCATH CORP                  COM               58404W109   1,572    156,122   SH            SOLE     NONE      156,122
MGM RESORTS INTERNATIONAL     COM               552953101   1,135    100,600   SH            SOLE     NONE      100,600
MOTOROLA INC                  COM               620076109   3,255    381,600   SH            SOLE     NONE      381,600
MURPHY OIL CORP               COM               626717102   3,189     51,500   SH            SOLE     NONE       51,500
SEAGATE TECHNOLOGY PLC        SHS               G7945M107   4,470    379,600   SH            SOLE     NONE      379,600
STILLWATER MNG CO             COM               86074Q102   1,420     84,300   SH            SOLE     NONE       84,300
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106   1,243     29,900   SH            SOLE     NONE       29,900
WENDYS ARBYS GROUP INC        COM               950587105   1,310    289,200   SH            SOLE     NONE      289,200


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